financial instruments - Activity related to allowance for doubtful accounts (Details) - Customer accounts receivable - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	$ (1,749)
Balance, end of period	(2,228)	$ (1,749)
Allowance for doubtful accounts
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	55	53
Additions (doubtful accounts expense)	91	64
Accounts written off less than recoveries	(22)	(66)
Other	16	4
Balance, end of period	$ 140	$ 55